Equity Method Investments (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Feb. 09, 2023
Equity Method Investment [Line Items]
Equity method investments, net			$ 10,636,544
Purchased interests		20,666,667
Cash		109,091	2,658,182
Preferred stock, value
Cost of investment					$ 19,460,000
Amortization expense		2,158,167
Loss from equity method investment		392,677	(846,588)
Distribution of earnings		1,745,000
Intangible assets			8,725,712
Goodwill		$ 12,808,197
Customer Relationships [Member]
Equity Method Investment [Line Items]
Estimated useful life		15 years
Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net	$ 11,000,000
Preferred stock, value			$ 11,000,000
Issuance shares (in Shares)		0	11,000
Conversion price per share (in Dollars per share)		$ 56.7
Series B Convertible Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net				$ 11,029,221
Preferred stock, value		$ 1,000
Conversion price per share (in Dollars per share)		$ 56.7
Aggregate of common stock (in Shares)		194,004
Laboratory Services MSO [Member]
Equity Method Investment [Line Items]
Ownership percentage	40.00%	40.00%
Cash		$ 9,000,000
Amortization expense	$ 111,156		$ 666,932
Impairment loss			259,579
Loss from equity method investment	503,833		79,923
Distribution of earnings	$ 0		$ 611,888
Avalon Lab [Member]
Equity Method Investment [Line Items]
Total ownership percentage	40.00%
Avalon Lab [Member] | Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Preferred stock, value		$ 11,000,000
Issuance shares (in Shares)		11,000
Avalon Lab [Member] | Series B Stated Value [Member]
Equity Method Investment [Line Items]
Preferred stock, value		$ 1,000
Unrelated Company [Member]
Equity Method Investment [Line Items]
Total ownership percentage	60.00%
Series B Stated Value [Member]
Equity Method Investment [Line Items]
Equity method investment payable		$ 666,667